Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 0		$ 1,924,124		$ 11,057,132
Cash Flows		13,530,000		(1,965,684)		(8,974,216)
Non-cash changes,Foreign exchange		0		41,560		(158,792)
Non-cash changes,Others	[1]	0		0		0
Ending Balance		13,530,000		0		1,924,124
Long-term loans (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		19,279,342		36,624,907		33,066,106
Cash Flows		3,857,704		(18,816,259)		4,088,537
Non-cash changes,Foreign exchange		(253,702)		1,470,694		(529,736)
Non-cash changes,Others	[1]	0				0
Ending Balance		22,883,344		19,279,342		36,624,907
Bonds payable (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		28,184,687		40,536,658		18,690,384
Cash Flows		9,989,245		(13,305,050)		23,703,692
Non-cash changes,Foreign exchange		0
Non-cash changes,Others	[1],[2]	185,420		953,079		(1,857,418)
Ending Balance		38,359,352		28,184,687		40,536,658
Guarantee deposits (current portion included) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		30,757,001	[3]	14,369,769	[3]	235,992
Cash Flows		10,423,345		14,984,941		14,219,408
Non-cash changes,Foreign exchange		419,040		1,402,291		(85,631)
Non-cash changes,Others	[1]	0				0
Ending Balance	[3]	41,599,386		30,757,001		14,369,769
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		5,737,095		5,068,754		5,576,864
Cash Flows		(666,439)		(712,854)		(699,680)
Non-cash changes,Foreign exchange		(24,106)		153,406		(144,419)
Non-cash changes,Others	[1]	346,637		1,227,789	[4]	335,989
Ending Balance		5,393,187		5,737,095		5,068,754
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	[5]	21,449,487		20,966,209		20,746,624
Cash Flows	[5]	(21,209,443)
Non-cash changes,Foreign exchange	[5]	(330,783)		306,902		(163,387)
Non-cash changes,Others	[1],[5]	90,739		176,376		382,972
Ending Balance	[5]	$ 0		$ 21,449,487		$ 20,966,209

[1]	Other non-cash changes mainly consisted of discount amortization measured by the effective interest method.
[2]	Please refer to Note 6(13) for the Company’s exchangeable bonds.
[3]	Guarantee deposits mainly consisted of deposits of capacity reservation.
[4]	Mainly due to the increase in land lease.
[5]	Please refer to Note 9(6) for more details on other financial liabilities.